PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Components of Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal	$ 3,382,708	$ 3,543,578
State	5,162	1,544,371
Total Current	3,387,870	5,087,949
Deferred:
Federal	(322,017)	1,229,887
State	232,249	100,697
Total Deferred	(89,768)	1,330,584
Reported Income Tax Expense	$ 3,298,102	$ 6,418,533